Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

7. Borrowings

Terminated Facilities:

(a)	GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. Facility

Following the acquisitions of GAS-eleven Ltd. on May 3, 2017, GAS-thirteen Ltd. on July 3, 2017, GAS-fourteen Ltd. on April 26, 2018 and GAS-twelve Ltd. on April 1, 2019, the Partnership assumed $151,423, $155,005, $143,622 and $134,107 of outstanding indebtedness of the acquired entities, respectively, under a debt financing agreement dated October 16, 2015 with 14 international banks, with Citibank N.A. London Branch and Nordea Bank AB, London Branch acting as agents on behalf of the other finance parties. The financing was backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who were either directly lending or providing cover for over 60% of the facility (the “Assumed October 2015 Facility”). Amounts drawn under each applicable tranche bore interest at LIBOR plus a margin.

In June 2023, a supplemental agreement to the Assumed October 2015 Facility was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable Credit Adjustment Spread (“CAS”), effective from and including the interest period beginning after June 30, 2023. Additionally, in June 2023, HSBC Bank plc transferred to ING Bank N.V., London Branch via transfer certificate its commitments, rights and obligations under the Assumed October 2015 Facility.

On November 14, 2023, pursuant to the Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to Securities Covenants and Guarantees section below), the outstanding balances of GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. totaling $320,581 were fully repaid. The existing loan facilities of the specified companies were terminated and the respective unamortized loan fees of $3,655 written-off to the consolidated statement of profit or loss.

(b)	2019 GasLog Partners Facility

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial i Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a five-year credit facility of up to $450,000 (the “2019 GasLog Partners Facility”). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 GasLog Partners Facility were the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth. The 2019 GasLog Partners Facility bore interest at LIBOR plus a margin.

On October 26, 2021, the outstanding indebtedness of GAS-three Ltd., in the amount of $97,050 was prepaid pursuant to the sale and lease–back agreement entered into with a wholly owned subsidiary of CDBL.

On March 30, 2023, the outstanding indebtedness of GAS-five Ltd. in the amount of $87,780 was prepaid pursuant to the sale and lease-back agreement entered into with a wholly owned subsidiary of CDBL (refer to Note 4). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $229 written-off to the consolidated statement of profit or loss.

In February 2023, a supplemental agreement to the 2019 GasLog Partners Facility was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective August 21, 2023.

On November 14, 2023, pursuant to the Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to Securities Covenants and Guarantees section below), the outstanding balances of GAS-four Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd. totaling $148,194 were fully repaid. The existing loan facilities of the specified companies were terminated and the respective unamortized loan fees of $157 written-off to the consolidated statement of profit or loss.

(c)	BNP Paribas, Credit Suisse AG and Alpha Bank S.A.

On July 16, 2020, GasLog Partners entered into a five-year credit agreement of $260,331 (the “GasLog Partners $260.3M Facility”) with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels, the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris. Interest on the GasLog Partners $260.3M Facility was payable at a rate of LIBOR plus a margin.

On September 14, 2022, the outstanding indebtedness of GAS-twenty Ltd. in the amount of $32,154 was prepaid pursuant to the sale of the Methane Shirley Elisabeth. The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $294 written-off to the consolidated statement of profit or loss.

In June 2023, a supplemental agreement to the GasLog Partners $260.3M Facility was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective July 21, 2023.

On November 14, 2023, pursuant to the Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to Securities Covenants and Guarantees section below), the outstanding balances of GAS-seven Ltd. and GAS-eight Ltd. totaling $181,419 were fully repaid. The existing loan facilities of the specified companies were terminated and the respective unamortized loan fees of $985 written-off to the consolidated statement of profit or loss.

(d)	DNB Bank ASA, London Branch, and ING Bank N.V., London Branch

On July 16, 2020, GasLog Partners entered into a five-year credit agreement of $193,713 (the “GasLog Partners $193.7M Facility”) with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender (together, the “Lenders”), with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance party mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels, the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne. Interest on the GasLog Partners $193.7M Facility was payable at a rate of LIBOR plus a margin.

In July 2022, pursuant to a “margin reset clause” included in the GasLog Partners $193.7M Facility, which required the Lenders and GAS-nineteen Ltd., GAS-twenty one Ltd., and GAS-twenty seven Ltd. (together, the “Borrowers”) to renegotiate the facility’s margin, the Borrowers and Lenders agreed that the margin would remain unchanged and the facility would be transitioned from the six-month LIBOR to the three-month CME Term SOFR Reference Rates as administered by CME Group Benchmark Administration Limited (“CBA”), effective July 21, 2022.

On October 31, 2022, the outstanding indebtedness of GAS-twenty one Ltd., in the amount of $32,939 was prepaid pursuant to the sale and lease-back agreement entered into with an unrelated third party. The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $360 written-off to the consolidated statement of profit or loss.

On November 14, 2023, pursuant to the Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to Securities Covenants and Guarantees section below), the outstanding balances of GAS-nineteen Ltd. and GAS-twenty seven Ltd. totaling $113,886 were fully repaid. The existing loan facilities of the specified companies were terminated and the respective unamortized loan fees of $805 written-off to the consolidated statement of profit or loss.

Securities Covenants and Guarantees

On November 2, 2023, GasLog signed, as borrower, the Facility. This financing, involving 14 international banks, includes decarbonization and social key performance targets as a component of the Facility pricing. The Facility refinanced the outstanding debt of $2,123,443 secured by 23 LNG carriers across both GasLog and GasLog Partners, following the acquisition by GasLog on July 13, 2023 of all the outstanding common units of GasLog Partners not already beneficially owned by GasLog. The 23 LNG carriers (12 GasLog vessels and eleven GasLog Partners vessels) included in the Facility were initially comprised of ten dual-fuel two-stroke engine propulsion (“X-DF”) LNG carriers, ten TFDE LNG carriers and three Steam LNG carriers. Citibank, N.A., London Branch and BNP Paribas acted as joint coordinators on the Facility. The transaction was completed on November 13, 2023, with GasLog drawing down an amount of $2,128,000 and $672,000 remaining available as of that date, for general corporate purposes.

The obligations under the Facility are secured as follows:

(i)	first priority mortgages over the owned ships included in the Facility;
(ii)	guarantees from the 22 vessel owning companies securing the Facility, the Partnership, GasLog Partners Holdings LLC and GasLog Carriers Ltd. (the “Guarantors”);
(iii)	a negative pledge of the share capital of GasLog, the Guarantors and GasLog LNG Services; and
(iv)	a first priority assignment of all earnings and insurance related to the owned ships.

The Facility also imposes certain restrictions relating to the Partnership and GasLog, and their other subsidiaries, including restrictions that limit the Partnership’s and GasLog’s ability to make any substantial change in the nature of the Partnership’s or GasLog’s business or to change the corporate structure without approval from lenders.

The Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the Facility contains covenants requiring GasLog and certain of its subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a value of not less than 120.0% of the then outstanding amount under the Facility.

Compliance with the above covenants is required at all times. GasLog was in compliance with all covenants as of December 31, 2024.

Loan From Related Parties:

On April 3, 2017, GasLog Partners entered into an unsecured five-year term loan of $45,000 and a five-year revolving credit facility of $30,000 with GasLog (together, the “Sponsor Credit Facility”). The term loan facility was terminated on March 23, 2018. The revolving credit facility provided for an availability period of five years and accrued interest at a rate of 9.125% per annum with an annual 1.0% commitment fee on the undrawn balance. On November 14, 2019, the Partnership drew down $10,000 under the revolving credit facility, which was subsequently repaid on December 31, 2019. The Sponsor Credit Facility matured in March 2022.

As the credit facilities bore interest at variable interest rates, their aggregate fair value was equal to the principal amount outstanding.